Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 95.2%
Advertising — 4.9%
The Trade Desk, Inc., Class A*	109,268	$7,566,809
Biotechnology — 5.1%
Illumina, Inc.*	4,370	1,526,878
Royalty Pharma PLC, Class A	160,539	6,254,599
		7,781,477
Commercial Services — 6.4%
Adyen N.V.*	2,026	4,012,888
Block, Inc.*	43,708	5,926,805
		9,939,693
Diversified Financial Services — 1.5%
Coinbase Global, Inc., Class A*	12,059	2,289,522
Healthcare Products — 1.3%
Intuitive Surgical, Inc.*	6,783	2,046,295
Internet — 33.0%
Airbnb, Inc., Class A*	40,495	6,955,421
Chewy, Inc., Class A*	92,896	3,788,299
Farfetch Ltd., Class A*	94,205	1,424,380
IAC*	33,528	3,362,188
Match Group, Inc.*	13,809	1,501,591
MercadoLibre, Inc.*	2,597	3,089,080
Okta, Inc.*	13,866	2,093,211
Shopify, Inc., Class A*	11,735	7,932,391
Snap, Inc., Class A*	62,402	2,245,848
Spotify Technology S.A.*	15,242	2,301,847
Twitter, Inc.*	98,634	3,816,149
Uber Technologies, Inc.*	263,522	9,402,465
Vimeo, Inc.*	44,117	524,110
Wayfair, Inc., Class A*	23,343	2,585,937
		51,022,917
Semiconductors — 5.1%
ASML Holding N.V.	11,874	7,931,001
Software — 37.9%
Cloudflare, Inc., Class A*	51,504	6,165,029
Coupa Software, Inc.*	32,659	3,319,134
Datadog, Inc., Class A*	47,806	7,241,175
ROBLOX Corp., Class A*	116,635	5,393,202
Snowflake, Inc.*	46,202	10,586,264
Twilio, Inc., Class A*	13,769	2,269,269
Unity Software, Inc.*	55,784	5,534,331
Veeva Systems, Inc., Class A*	35,296	7,498,988
Zoom Video Communications, Inc., Class A*	30,809	3,611,739
ZoomInfo Technologies, Inc.*	114,542	6,842,739
		58,461,870
TOTAL COMMON STOCKS (Cost $169,881,099)		147,039,584

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $3,498,129)	3,498,129	$3,498,129
TOTAL INVESTMENTS — 97.4% (Cost $173,379,228)		$150,537,713
Other Assets & Liabilities — 2.6%		3,942,202
TOTAL NET ASSETS — 100.0%		$154,479,915

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2022††
United States	82%
Netherlands	8
Canada	5
Argentina	2
Sweden	2
United Kingdom	1
Total	100%
††	% of total investments as of March 31, 2022.

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